Provisions for retirement benefit obligations - Net provision (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provisions for retirement benefit obligations
Retirement benefit obligations	€ 1,762	€ 1,559	€ 1,234
Total obligation	€ 1,762	€ 1,559	€ 1,234	€ 1,429